Note Mortgage banking activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage servicing rights fair value adjustments	$ (8,477)	$ (36,519)	$ (25,336)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	33	(420)	8,245
Total trading account (loss) profit	(208)	(817)	(785)
Total mortgage banking activities	52,802	25,496	56,538
Mortgage Banking Activities
Mortgage servicing fees	49,532	48,300	58,208
Mortgage servicing rights fair value adjustments	(8,477)	(36,519)	(25,336)
Total mortgage servicing fees, net of fair value adjustments	41,055	11,781	32,872
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	9,424	17,088	26,976
Unrealized gains (losses) on outstanding derivative positions	(253)	184	(1)
Realized (losses) gains on closed derivative positions	2,576	(3,557)	(3,309)
Total trading account (loss) profit	2,323	(3,373)	(3,310)
Total mortgage banking activities	$ 52,802	$ 25,496	$ 56,538